Financial income and other (Tables)	12 Months Ended
Dec. 31, 2025
Component Of Other Non Operating Income Expense [Abstract]
Schedule of Other Nonoperating Income Expense
	Year ended December 31,
	2025	2024	2023
Bank charges and other financial expenses	$(282)	$(138)	$(185)
Amortization of discount of convertible notes	(2,140)	(2,555)	(2,541)
Derivatives and hedging	-	-	(395)
Exchange rate gain (loss), net	(1,161)	(859)	131
Sale of subsidiary	750	-	-
Amortization of premium and accretion of discount on marketable securities, net	1,134	4,753	730
Interest income, net	26,292	26,505	22,423
Total	$24,593	$27,706	$20,163